Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 101,000	$ 79,741	$ 289,141
Liquefaction Project [Member]
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 101,000	$ 79,741	$ 289,141